Note 9 - Summary of Stock Options - Valuation Assumptions for Stock Options (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expected term (in years)	5 years	5 years
Average volatility	63.00%	61.00%
Risk-free interest rate	1.70%	1.80%
Dividend yield	0.00%	0.00%